Right-of-Use Asset and Operating Lease Liability - Expected annual minimum lease payments (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021 (six months)	$ 233
2022	270	$ 455
2023	36	264
2023		36
Total future minimum lease payments, undiscounted	539	755
Less: Imputed interest for leases in excess of one year	20	34
Present value of future minimum lease payments	519	721
Present value of future minimum lease payments - current	394	430	$ 195
Present value of future minimum lease payments - non-current	$ 125	$ 291	$ 175